Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net, consists of the following:

	As of
	December 31, 2022	December 31, 2021
Prepaid expenses	54,888	206,275
Prepaid tax	106,557	115,216
Loan to third parties (i)	1,521,052	1,768,810
Short-term deposits	204,153	126,765
Paid on behalf of customers or suppliers	6,700	117,332
Receivable from third parties	906,291	271,874
Employee advances	273,877	906,987
Others	48,827	322,169
Subtotal	3,122,345	3,835,428
Less: allowance for doubtful accounts	(1,244,991)	(335,483)
Total prepayments and other current assets, net	$1,877,354	$3,499,945

(i)	Included in the loan to third parties as of December 31, 2021, loan amount of $768,856 is charged at 15% annual interest rate, and the remaining loans are interest free loans. All loans are due within 1 year. For all loans as of December 31, 2022, they are interest free and due within 1 year.

The movements in the allowance for doubtful accounts for the years ended December 31, 2022 and 2021 were as follows:

	As of
	December 31, 2022	December 31, 2021
Balance at beginning of the year	(335,483)	$-
Additions by acquisition	-	(397,157)
Addition	(1,003,797)	-
Written off	535	68,763
Exchange effect	93,754	(7,089)
Balance at end of the year	$(1,244,991)	$(335,483)